ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of components of accounts payable and accrued liabilities
The components of accounts payable and accrued liabilities at December 31 were as follows:

	2018	2017 As adjusted
Trade payables and accruals	$94,067	$94,775
Inventory commitment reserve	843	1,440
Accrued royalties	14,348	14,548
Accrued payroll and related liabilities	18,115	17,572
Deferred rent	2,193	2,597
Professional services	6,702	4,153
Taxes payable (including sales taxes)	4,957	4,070
Product warranties (note 26(b)(iii))	7,914	8,159
Sales credits	7,055	3,984
Restructuring liability	2,486	540
Other	25,540	23,529
	$184,220	$175,367